CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Financing activities
Cash and Restricted Cash, Beginning of Period		$ 179,512
P3 Health Partners Inc.
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor
Net loss attributable to Class A common stockholders - Diluted	$ (963,896,193)	$ (54,115,119)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation and Amortization	43,471,912	762,378
Stock-Based Compensation	15,426,980	1,024,307
Goodwill impairment	851,455,754	0
Amortization of Debt Origination Fees		349,324
Amortization of Discount from Issuance of Debt		621,305
Mark-to-Market Adjustment of Stock Warrants	(5,953,817)	10,661,579
Premium Deficiency Reserve	(2,814,084)	3,000,000
Changes in Assets and Liabilities:
Non-cash Interest Expense	187,599
Accounts Receivable	(376,219)	92,491
Health Plan Receivables / Premiums	(49,555,406)	1,212,093
Other Current Assets	1,890,414	(361,241)
Net Change in ROU Assets and Liabilities	3,556,272	75,337
Accounts Payable	1,163,574	(1,005,876)
Accrued Payroll	(3,041,024)	(2,648,873)
Accrued Interest	2,558,865	1,807,007
Health Plan Payables / Premiums	(4,526,299)	(1,342,803)
Claims Payable	37,364,043	5,736,206
Net Cash used in Operating Activities	(73,087,629)	(34,131,885)
Cash Flows from Investing activities
Purchase of Property, Plant and Equipment	(1,400,511)	(1,883,226)
Acquisitions		(82,000)
Increase in Notes Receivable, Net		226,808
Net Cash used in Investing Activities	(1,400,511)	(1,738,418)
Cash Flows From Financing activities
Issuance of Long-Term Debt		12,750,000
Repayment of Short-Term and Long-Term Debt	(2,446,433)	(44,629)
Loan Origination and Closing Fees		(191,250)
Net Cash used in (provided by) Financing Activities	(2,446,433)	12,514,121
Net Change in Cash and Restricted Cash	(76,934,573)	(23,356,182)
Cash and Restricted Cash, Beginning of Period	140,833,872	39,902,947
Cash and Restricted Cash, End of Period	$ 63,899,299	$ 16,546,765